Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

Allocation Moderate Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 65% S&P 500® Index and 35% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)

Class 3 Shares	11.76%	3.38%	3.84%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%
New Blended Index	12.13%	4.08%	4.12%
Prior Blended Index	12.53%	3.88%	3.98%

Allocation Moderate Growth Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 70% S&P 500® Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)

Class 3 Shares	12.65%	2.68%	3.41%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%
New Blended Index	12.92%	3.68%	3.84%
Prior Blended Index	13.31%	3.47%	3.69%

Allocation Growth Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 90% S&P 500® Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)

Class 3 Shares	14.14%	2.47%	3.43%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%
New Blended Index	14.39%	2.78%	3.20%
Prior Blended Index	14.73%	2.54%	3.02%

Date: April 27, 2012

Version: Combined Master Classes 1, 2 & 3